File No. 333-141939

     As filed with the Securities and Exchange Commission on April 26, 2007

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM N-14
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Pre-Effective Amendment No.__
                       POST-EFFECTIVE AMENDMENT NO. 1
                        (Check appropriate box or boxes)

                              FEDERATED MDT SERIES
               (Exact Name of Registrant as Specified in Charter)

                                 1-800-341-7400
                        (Area Code and Telephone Number)
                              5800 CORPORATE DRIVE
                      PITTSBURGH, PENNSYLVANIA 15237-7000
                    (Address of Principal Executive Offices)

                          JOHN W. MCGONIGLE, ESQUIRE
                           FEDERATED INVESTORS TOWER
                              1001 LIBERTY AVENUE
                      PITTSBURGH, PENNSYLVANIA 15222-3779
                    (Name and Address of Agent for Service)

                                   Copies to:

                          MELANIE C. MALONEY, ESQUIRE
                             DICKSTEIN SHAPIRO LLP
                              1825 EYE STREET, NW
                             WASHINGTON, DC  20006
                                 (202) 420-2218

 It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

                         ACQUISITION OF THE ASSETS OF
     FEDERATED LARGE CAP GROWTH FUND, A PORTFOLIO OF FEDERATED EQUITY FUNDS BY AND IN EXCHANGE FOR CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES OF
    FEDERATED MDT LARGE CAP GROWTH FUND, A PORTFOLIO OF FEDERATED MDT SERIES

           Approximate Date of Proposed Public Offering: As soon as
        practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended. This public offering of shares of
  Registrant's Series is on-going. The title of securities being registered is shares of beneficial interest.
 ______________________________________________________________________________
      NO FILING FEE IS DUE BECAUSE REGISTRANT IS RELYING ON SECTION 24(F) OF THE
                   INVESTMENT COMPANY ACT OF 1940, AS AMENDED






PART C.     OTHER INFORMATION.

ITEM 15.    INDEMNIFICATION:

Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.


ITEM 16.    EXHIBITS:

      1.    Conformed copy of Declaration of Trust of the Registrant; (1)
      1.1   Conformed copy of Amendment No. 1 of the Declaration of Trust; (6)

      2.    Copy of By-Laws of the Registrant; (1)

      3.    Not Applicable

     4. Conformed Copy of Agreement and Plan of Reorganization between Federated MDT Series, on behalf of its portfolio, Federated MDT Large Cap Growth Fund and Federated Equity Funds, on behalf of its portfolio, Federated Large Cap Growth Fund; (*)

      5.    Not Applicable

      6.1   Form of Investment Advisory Contract of the Registrant; (2)
      6.2   Conformed copy of Investment Advisory Contract Letter Agreement; (4)
     6.3 Conformed copy of Investment Advisory Contract on behalf of the Registrant which includes Exhibits A through H; (6)

     7.   Conformed copy of Distributor's Contract of the Registrant; (3)
     7.1 Conformed copy of Distributor's Contract of the Registrant with Exhibits A through D; (6)
     7.2 Conformed copy of Distributor's Contract for Class B Shares of the Registrant; (6)

      8.    Not applicable

      9.1   Conformed copy of Custodian Agreement of the Registrant; (3)
      9.2   Conformed copy of Custodian Schedule; (3)
      9.3   Conformed copy of Custodian Schedule; (6)

     10.  Conformed copy of Distribution Plan of the Registrant; (3)
     10.1 Conformed copy of Distribution Plan with Exhibits A through D attached; (6)
     10.2 Conformed Copy of Distribution Plan of the Registrant for Class B Shares; (6)
     10.3 The Registrant hereby incorporates the Copy of the Multiple Class Plan and attached Exhibits from Item (n) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309)
     10.4 Copy of the Multiple Class Plan and attached Exhibits of the Registrant; (6)

     11. Conformed Copy of Opinion and Consent of Counsel regarding the Legality of Shares being issued; (*)

     12.  Conformed   Copy   of   Opinion    regarding   Tax   consequences   of
          Reorganization; (*)

     13.1 The Registrant hereby incorporatesby reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115);
     13.2 The Registrant hereby incorporatesby reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, from Item 23 (h) (ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33- 29838 and 811-5843);
     13.3 The Registrant hereby incorporates the conformed copy of the Transfer Agency and Service Agreement between the Federated Funds listed on Schedule A revised 3/1/06, from Item 23 (h) (ix) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309);
     13.4 The Registrant hereby incorporatesthe conformed copy of the Financial Administration and Accounting Services Agreement with attached Exhibit A revised 3/1/06, from Item 23(h)(viii)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006 (File Nos. 33-60411 and 811-07309);
     13.5 Conformed copy of Agreement for Administrative Services between Registrant and Federated Administrative Services with Exhibit 1 and Amendments 1 through 4 attached; (6)
     13.6 Conformed copy of Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company including First Amendment and Schedule A; (6)13.7 Conformed copy of Financial Administration and Accounting Services Agreement between Registrant and State Street Bank and Trust Company; (6)
     13.7 Conformed copy of Amended and Restated Services Agreement between Registrant and Federated Shareholder Services Company; (6)
     13.8 Conformed copy of Principal Shareholder Servicer's Agreement between Registrant and Federated Securities Corp.; (6)
     13.9 Conformed copy of Shareholder Services Agreement between Registrant and Federated Shareholder Services Company; (6)

     14.1 Conformed copy of Consent of Independent Registered Public Accounting Firm of Federated MDT Large Cap Growth Fund; (5)
     14.2 Conformed copy of Consent of Independent Registered Public Accounting Firm of Federated Large Cap Growth Fund; (5)

      15.   Not applicable

      16.1  Conformed copy of Power of Attorney of Registrant; (5)
     16.2 Conformed copy of Unanimous Consent of Trustees to appoint a President and Treasurer; (1)
     16.3 Conformed copy of Unanimous Consent of Trustees to appoint a Secretary and Assistant Secretary; (5)

      17.1  Form of Proxy of Federated MDT Large Cap Growth Fund; (5)

_________________________________________________________
* All exhibits are being filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed May 25, 2006. (File Nos. 333-134468 and 811-21904).

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-effective
     Amendment #1 to its Initial Registration Statement on Form N-1A filed July 27, 2006. (File Nos. 333-134468 and 811-21904)

3.   Response  is  incorporated  by  reference  to  Registrant's   Pre-effective
     Amendment #2 to its Initial Registration Statement on Form N-1A filed August 8, 2006. (File Nos. 333-134468 and 811-21904)

4. Response is incorporated by reference to Registrant's Post-effective Amendment #1 to its Initial Registration Statement on Form N-1A filed November 29, 2006. (File Nos. 333- 134468 and 811-21904)

5. Response is incorporated by reference to Registrant's Preliminary Form N-14 to its Initial Registration Statement on Form N-1A filed April 6, 2007. (File Nos. 333-134468 and 811-21904)

6.   Response  is  incorporated   by  reference  to  Registrant's   Registration
     Statement on Form N-1A filed March 28, 2007 (File Nos. 333-134468 and 811-21904)

ITEM 17.    UNDERTAKINGS


      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.


      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 18th day of July, 2007.
                              FEDERATED MDT SERIES

                  By: /s/ Todd P. Zerega
                  Todd P. Zerega, Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                        TITLE                  DATE

By:   /s/ Todd P. Zerega             Attorney In Fact            July 18, 2007
      Todd P. Zerega                 For the Persons
      ASSISTANT SECRETARY            Listed Below

NAME                                        TITLE

John F. Donahue*                          Trustee

J. Christopher Donahue*                   President and Trustee
                                          (Principal Executive Officer)

Richard A. Novak*                         Treasurer
                                          (Principal Financial Officer)

Thomas G. Bigley*                         Trustee

John T. Conroy, Jr.*                      Trustee

Nicholas P. Constantakis*                 Trustee

John F. Cunningham*                       Trustee

Lawrence D. Ellis, M.D.*                  Trustee

Peter E. Madden*                          Trustee

Charles F. Mansfield, Jr.*                Trustee

John E. Murray, Jr., J.D., S.J.D.*        Trustee

Thomas M. O'Neil*                         Trustee

Marjorie P. Smuts*                        Trustee

John S. Walsh*                            Trustee

James F. Will*                            Trustee

* By Power of Attorney